Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
PREFERRED STOCK

11.    PREFERRED STOCK

A summary of the Legacy SoundHound Preferred Stock authorized, issued and outstanding as of the date of the Business Combination is as follows:

	Shares Authorized	Shares Issued	Liquidation Preference	Carrying Value
Series A	19,106,048	19,106,048	$28,239	$4,967
Series B	33,702,134	33,702,134	66,360	11,038
Series C	5,687,525	5,687,525	38,163	11,837
Series C-1	4,436,090	4,436,090	89,298	16,061
Series D	20,258,299	20,258,299	527,992	85,648
Series D-1	8,418,535	8,418,535	277,812	49,957
Series D-2	8,418,530	8,418,530	277,811	49,949
Series D-3	6,922,165	6,922,165	276,887	50,046
Series D-3A	20,835,869	—	—	—
	127,785,195	106,949,326	$1,582,562	$279,503

Upon the closing of the Business Combination, the outstanding shares of Series A, B, C, C-1, D, D-1, D-2, and D-3 preferred stock were converted into 106,949,326 shares of SoundHound AI Class A Common Stock at the exchange ratio of 5.5562. Shares Authorized and Shares Issued above have been retroactively adjusted to reflect the exchange. As a result of the conversion of the Legacy SoundHound redeemable convertible preferred stock, the Company reclassified the amount of redeemable convertible preferred stock to additional paid in capital.

Upon the consummation of the Business Combination, the Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. The number of authorized shares of preferred stock may also be increased or decreased by the affirmative vote of the holders of a majority of the voting power of all the then-outstanding shares of capital stock of the Company entitled to vote thereon, without a separate vote of the holders of preferred stock. Any new series of preferred stock may be designated, fixed and determined as provided by the Board without approval of the holders of common stock or preferred stock. The preferred stock holders have the rights to elect one or more directors as per the Company’s restated certificate of incorporation. The Company has no preferred stock outstanding as of June 30, 2022.

10.    PREFERRED STOCK

A summary of the Preferred Stock authorized, issued and outstanding as of December 31, 2021 is as follows:

	Shares Authorized	Shares Issued	Liquidation Preference	Carrying Value
Series A	3,438,670	3,438,670	$5,082	$4,967
Series B	6,065,646	6,065,646	11,943	11,038
Series C	1,041,607	1,023,631	6,869	11,837
Series C-1	798,399	798,399	16,072	16,061
Series D	3,646,050	3,646,050	95,027	85,648
Series D-1	1,515,152	1,515,152	50,000	49,957
Series D-2	1,515,151	1,515,151	50,000	49,949
Series D-3	3,750,000	1,245,838	49,834	50,046
Series D-3A	4,545,454	—	—	—
	26,316,129	19,248,537	$284,826	$279,503

In August 2020, the Company issued 454,545 shares of Series D-3A Preferred Stock at $33.00 per share for net cash proceeds of $15,000. Collectively, with the conversion of the May Note, the Company received total proceeds of approximately $40,300. This issuance met the condition of the May Note Qualified Financing. As a result, the May Note converted into 766,293 shares of Series D-3A Preferred Stock (Note 8).

In September 2020, the Company entered into a stock exchange agreement (“Exchange Agreement”) with the holders of Series D-3A Preferred Stock (the “D-3A Investors”) pursuant to which the D-3A investors exchanged all 1,220,838 shares of Series D-3A Preferred Stock for an equivalent number of shares of Series D-3 Preferred Stock. In connection with the Exchange Agreement, due to the difference in the fair value of Series D-3A and Series D-3 Preferred Stock, the Company recognized a deemed dividend of $3,182 during the year ended December 31, 2020.

In November 2020, the Company issued 25,000 shares of Series D-3 Preferred Stock for net cash proceeds of approximately $1,000.

In November 2020, the Series B Warrants were exercised in full resulting in the issuance of 101,574 shares of Series B Preferred Stock at $1.97 per share for net cash proceeds of approximately $200.

In December 2021, all outstanding 134,126 shares of Series C Warrants issued with April 2013 Note and November 2013 Note were net share settled, resulting in the issuance of 116,150 Series C Preferred Stock. Refer to Note 7 — Warrants for additional detail. As a result of the exercise, $5,816 was recorded in Preferred Stock.

The holders of the Company’s Series A, Series B, Series C, Series C-1, Series D, Series D-1, Series D-2, Series D-3 and Series D-3A Preferred Stock (collectively, “Preferred Stock”) have the following rights, preferences and privileges:

Dividends

The holders of shares of Series A, Series B, Series C, Series C-1, Series D, Series D-1, Series D-3 and Series D-3A Preferred Stock are entitled to receive dividends (“Senior Preferred Dividends”), on a pari passu basis, prior and in preference to any declaration or payment of any dividend on the common stock of the Company, at the rate of $0.11824, $0.15752, $0.5368, $1.6104, $2.08504, $2.64, $3.20 and $2.64 per share, respectively, per annum, on each outstanding share, adjusted for certain events, such as stock splits, stock dividends, reclassification and the like, payable quarterly when, as and if declared by the Board of Directors (“Board”) of the Company.

After the payment or setting aside of payment of the Senior Preferred Dividends, the holders of shares of Series D-2 Preferred Stock are entitled to receive dividends (“Junior Preferred Dividends”), prior and in preference to any declaration or payment of any dividend (other than dividends on common stock payable in common stock) on the common stock of the Company, at the rate of $2.64 per share, per annum, on each outstanding share, adjusted for certain events, such as stock splits, stock dividends, reclassification and the like, payable quarterly when, as and if declared by the Board. Such dividends shall not be cumulative.

After the payment or setting aside for payment of the Senior Preferred Dividends and the Junior Preferred Dividends, any additional dividends declared or paid in any fiscal year shall be distributed among the holders of Preferred Stock and common stock then outstanding pro rata based on the number of shares of common stock then held by each holder (assuming conversion of all such Preferred Stock into common stock at the then-effective conversion price as defined in the amended and restated certificate of incorporation). No dividends have been declared during the years ended December 31, 2021, and December 31, 2020.

Conversion

Each share of outstanding Preferred Stock is convertible, at the option of the holder thereof, at any time after the date of issuance of such share, into such number of fully-paid, non-assessable shares of common stock at a 1:1 ratio, subject to adjustment for certain dilutive issuance, splits and combinations as defined in the amended and restated certificate of incorporation.

Each share of outstanding Preferred Stock will automatically be converted into fully-paid, non-assessable shares of common stock upon the earlier of: (i) the Company’s sale of its common stock in a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933, as amended, with a price per share of at least $40.00 (as adjusted for stock splits, stock dividends, reclassification and the like), which results in aggregate cash proceeds of at least $50,000, or (ii) the date specified by written consent or agreement of the holders of a majority of the then outstanding shares of Preferred Stock, voting together as a single class on an as-converted to common stock basis.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company:

Series D, D-1, D-3 and D-3A Preference

The holders of the Series D, Series D-1, Series D-3 and Series D-3A Preferred Stock will be entitled, on a pari passu basis, to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Series D-2, Series C-1, Series C, Series B, Series A Preferred Stock or common stock by reason of their ownership thereof, an amount per share equal to the greater of (i) $26.063, $33.00, $40.00 and $33.00 per share, respectively, adjustable for certain events, such as stock splits, stock dividends, reclassification and the like, for each share Preferred Stock then held by them, plus all declared but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series D, Series D-1, Series D-3 and Series D-3A Preferred Stock, as applicable, been converted into common stock immediately prior to such liquidation, dissolution or winding up. If, in the event the assets and funds thus distributed among the holders of the Series D, Series D-1, Series D-3 and Series D-3A Preferred Stock are insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the entire assets and funds of the Company legally available for distribution will be distributed ratably among the holders of the Series D, Series D-1, Series D-3 and Series D-3A Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Series D-2 Preference

The holders of the Series D-2 Preferred Stock will be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Series C-1, Series C, Series B, Series A Preferred Stock or common stock by reason of their ownership thereof, an amount per share equal to the greater of (i) $33.00 per share, adjustable for certain events, such as stock splits, stock dividends, reclassification and the like, for each share of Series D-2 Preferred Stock then held by them, plus all declared but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series D-2 Preferred Stock been converted into common stock immediately prior to such liquidation, dissolution or winding up. If, in the event the assets and funds thus distributed among the holders of the Series D-2 Preferred Stock are insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series D-2 Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Series C-1 Preference

The holders of the Series C-1 Preferred Stock are entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Series C, Series B, Series A Preferred Stock or common stock by reason of their ownership thereof, an amount per share equal to the greater of (i) $20.13 per share, adjustable for certain events, such as stock splits, stock dividends, reclassification and the like, for each share of Series C-1 Preferred Stock then held by them, plus all declared but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series C-1 Preferred Stock been converted into common stock immediately prior to such liquidation, dissolution or winding up. If, in the event the assets and funds thus distributed among the holders of the Series C-1 Preferred Stock are insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series C-1 Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Series C Preference

The holders of the Series C Preferred Stock are entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Series B, Series A Preferred Stock or common stock by reason of their ownership thereof, an amount per share equal to the greater of (i) $6.71 per share, adjustable for certain events, such as stock splits, stock dividends, reclassification and the like, for each share of Series C Preferred Stock then held by them, plus all declared but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series C Preferred Stock been converted into common stock immediately prior to such liquidation, dissolution or winding up. If, in the event the assets and funds thus distributed among the holders of the Series C Preferred Stock are insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series C Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Series B Preference

The holders of the Series B Preferred Stock are entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Series A Preferred Stock or common stock by reason of their ownership thereof, an amount per share equal to the greater of (i) $1.969 per share, adjustable for certain events, such as stock splits, stock dividends, reclassification and the like, for each share of Series B Preferred Stock then held by them, plus all declared but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series B Preferred Stock been converted into common stock immediately prior to such liquidation, dissolution or winding up. If, in the event the assets and funds thus distributed among the holders of the Series B Preferred Stock are insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series B Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Series A Preference

The holders of the Series A Preferred Stock are entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of common stock by reason of their ownership thereof, an amount per share equal to the greater of (i) $1.478 per share, adjustable for certain events, such as stock splits, stock dividends, reclassification and the like, for each share of Series A Preferred Stock then held by them, plus all declared but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series A Preferred Stock been converted into common stock immediately prior to such liquidation, dissolution or winding up. If, in the event the assets and funds thus distributed among the holders of the Series A Preferred Stock are insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series A Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Remaining Assets for Distribution

Upon the completion of the liquidation preferences above, the remaining assets of the Company available for distribution to stockholders will be distributed among the holders of the Preferred Stock and the common stock pro rata based on the number of shares of common stock held by each (assuming conversion of all such Preferred Stock into common stock) until the holders of Series D-3, Series D-1, Series D-2, Series D-3A, Series D, Series C-1, Series C, Series B and Series A Preferred Stock have received an aggregate of $40.00, $33.00, $33.00, $33.00, $26.063, $20.13, $6.71, $4.922 and $3.695 per share, respectively, adjustable for certain events, such as stock splits, stock dividends, reclassification and the like, for each share of respective Series of Preferred

Stock then held by them (including amounts paid pursuant to the liquidation preferences above). Thereafter, the holders of the common stock will receive all of the remaining assets of the Company pro rata based on the number of shares of common stock held by each.

Redemption

The Preferred Stock is not mandatorily redeemable. In the event that the Company agrees to redeem or repurchase any portion or all of the shares of Series A, Series B, Series C, Series C-1 and Series D Preferred Stock, or any shares of common stock issued on conversion of shares of such Preferred Stocks, (collectively, “Triggering Securities”) from any holder (“Triggering Redemption”), then, the Company will offer to redeem, on a pro-rata basis based on the number of shares of Series D-1, Series D-3 and Series D-3A Preferred Stock held by each holder, up to the same number of shares of such Series (or shares of common stock issued on conversion thereof) as the aggregate number of Triggering Securities that are subject to such Trigger Redemption, at a price per share of $33.00, $40.00 and $33.00, respectively, adjustable for certain events, such as stock splits, stock dividends and reclassifications.

Voting Rights

The holders of Preferred Stock have the same voting rights equivalent to the number of shares of common stock into which their shares of Preferred Stock convert. Holders of Preferred Stock shall vote together with holders of common stock as a single class and on an as-converted to common stock basis, on all matters.

The holders of Series A Preferred Stock, as a separate class, are entitled to elect one director of the Company. The holders of Series B Preferred Stock, as a separate class, are entitled to elect two directors of the Company. The holders of common stock, as separate class, are entitled to elect three directors of the Company. The holders of Preferred Stock and common stock , as a single class on an as-converted basis, are entitled to elect one director of the Company.